Investments	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Investments

8. Investments

Investments consist of the following at December 31:

	2012	2013
20.3% equity investment in unconsolidated joint venture (AerDragon)	$41,161	$47,672
39.6% equity investment in unconsolidated joint venture (AerLift)	51,721	54,457
42.3% equity investment in unconsolidated joint venture (AerData)	980	882
19.4% equity investment in unconsolidated joint venture (ACSAL)	-	9,175
Other investments at cost	-	194
	$93,862	$112,380

The undistributed earnings of investments in which our ownership interest is less than 50 percent were $31.4 million, $25.0 million and $15.3 million at December 31, 2013, 2012, and 2011, respectively.  Our equity investment in our unconsolidated joint ventures, AerDragon, AerLift, AerData and ACSAL, are accounted for under the equity method.